================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-2183
                                   ---------------------------------------------

                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 1100, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 06/30/04
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                                   MassMutual
                                    CORPORATE
                                    INVESTORS






                                     [LOGO]











                               REPORT FOR THE SIX
                              MONTHS ENDED 6/30/04

MASSMUTUAL CORPORATE INVESTORS           ADVISER
                                            Babson Capital Management LLC
   c/o Babson Capital Management LLC        1500 Main Street
   1500 Main Street, Suite 600              Springfield, Massachusetts 01115
   Springfield, Massachusetts 01115
   (413) 226-1516                        AUDITOR
                                            KPMG LLP
                                            Boston, Massachusetts 02110

                                          COUNSEL TO THE TRUST
                                            Ropes & Gray LLP
                                            Boston, Massachusetts 02110

                                          CUSTODIAN
                                            Citibank, N.A.
                                            New York, New York 10043

                                          TRANSFER AGENT & REGISTRAR
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374



                    INTERNET WEBSITE: WWW.MASSMUTUAL.COM/MCI

                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

Babson Capital Management LLC manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

                                             PROXY VOTING POLICIES & PROCEDURES
                                             The Trustees of MassMutual
                                             Corporate Investors have delegated
                                             proxy voting responsibilities
                                             relating to the voting of
                                             securities held by the Trust to
                                             Babson Capital Management LLC. A
                                             description of Babson Capital's
                                             proxy voting policies and
                                             procedures is available (1) without
                                             charge, upon request, by calling,
                                             toll-free 866-399-1516; (2) on
                                             MassMutual Corporate Investors'
                                             website: www.massmutual.com/mci;
                                             and (3) on the U.S. Securities and
                                             Exchange Commission website at
                                             http://www.sec.gov.

                                                                          MCI
                                                                          Listed
                                                                          NYSE

TO OUR SHAREHOLDERS

July 30, 2004

We are pleased to present the June 30, 2004 Semi-Annual Report of MassMutual Corporate Investors (the "Trust"). The Trust's Board of Trustees declared an increase in the quarterly dividend to 45 cents per share, payable on August 13, 2004 to shareholders of record on July 30, 2004. A dividend of 41 cents per share was paid in the previous quarter. The Trustees also declared a special dividend of 10 cents per share, due to nonrecurring income received during the second quarter, also payable on August 13, 2004 to shareholders of record on July 30, 2004.

U.S. equity markets, as measured by several broad market indices, posted modest returns. During the quarter ended June 30, 2004, large stocks, as approximated by the Dow Jones Industrial Average, increased 1.24%. Smaller stocks, as approximated by the Russell 2000 Index, increased 0.47%. Alternatively, U.S. fixed income markets, as measured by select indices, decreased during the second quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index decreased 3.17% and 0.96%, respectively, for the quarter.

For the quarter ended June 30, 2004, the Trust earned 59 cents per share, of which 15 cents represents income due to a nonrecurring item. The Trust earned 42 cents per share in the previous quarter. The Trust's net assets as of June 30, 2004 totaled $208,743,330 or $23.37 per share compared to $202,618,278 or $22.74 per share on March 31, 2004. This translated into a portfolio return of 4.62% for the quarter based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust's portfolio had average annualized returns of 21.35%, 10.50%, 14.94%, and 14.68% for the 1-, 5-, 10- and
25-year periods ended June 30, 2004, respectively, based on change in net assets with the reinvestment of all dividends.

During the second quarter, the Trust made private placement investments in seven new issuers totaling approximately $14.8 million. The new issuers were ATI Acquisition Company, AWC Holding Company, EXC Acquisition Corporation, Home Decor Holding Company, Qualis Automotive LLC, Tubular Textile Machinery and U-Line Corporation. The weighted average coupon of these investments was 12.42%. (A BRIEF DESCRIPTION OF THESE INVESTMENTS CAN BE FOUND IN THE SCHEDULE OF INVESTMENTS.)

On July 1, 2004, David L. Babson & Company Inc., the investment advisor to the Trust, announced that it had reorganized itself as a Delaware limited liability company and changed its name to Babson Capital Management LLC. The new name is designed to help the marketplace better understand the scope and sophistication of Babson Capital's capabilities as the firm continues its commitment to creating high quality investment solutions to meet the needs of a wide variety of investors. The Trust continues to be managed by the same individuals and there will be no change in the level of service provided.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Roger W. Crandall

Roger W. Crandall
President


--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

JUNE 30, 2004
(UNAUDITED)

ASSETS:
Investments
   (See Consolidated Schedule of Investments)
   Corporate restricted securities at fair value
    (Cost - $192,267,649)                                                    $174,595,445
   Corporate public securities at market value
    (Cost - $34,662,267)                                                       34,511,583
   Short-term securities at cost plus earned discount which
    approximates market value                                                  16,641,368
                                                                             ------------
                                                                              225,748,396
Cash                                                                            4,193,419
Interest receivable                                                             4,271,150
Receivable for investments sold                                                 3,870,171
Other assets                                                                       12,568
                                                                             ------------

      Total assets                                                           $238,095,704
                                                                             ============



LIABILITIES:
Payable for investments purchased                                            $  2,255,660
Management fee payable                                                            785,734
Note payable                                                                   20,000,000
Revolving Credit Agreement                                                      6,000,000
Interest payable                                                                  198,684
Accrued expenses                                                                  112,296
                                                                             ------------

      Total liabilities                                                        29,352,374
                                                                             ============

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited number authorized        8,931,092
Additional paid-in capital                                                    103,032,854
Retained net realized gain on investments, prior years                        100,547,585
Undistributed net investment income                                             6,763,586
Undistributed net realized gain on investments                                  7,291,101
Net unrealized depreciation of investments                                    (17,822,888)
                                                                             ------------

      TOTAL NET ASSETS                                                        208,743,330
                                                                             ============

      TOTAL LIABILITIES AND NET ASSETS                                       $238,095,704
                                                                             ============

COMMON SHARES ISSUED AND OUTSTANDING                                            8,931,092
                                                                             ============

NET ASSET VALUE PER SHARE                                                    $      23.37
                                                                             ============

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                                     $ 10,198,911
Dividends                                                                       1,446,978
                                                                             ------------

      TOTAL INVESTMENT INCOME                                                  11,645,889
                                                                             ------------


EXPENSES:
Management fees                                                                 1,548,413
Trustees' fees and expenses                                                        62,000
Transfer agent/registrar's expenses                                                24,000
Interest                                                                          768,672
Reports to shareholders                                                            60,000
Audit and legal                                                                   109,200
Other                                                                              29,522
                                                                             ------------

   TOTAL EXPENSES                                                               2,601,807
                                                                             ------------

NET INVESTMENT INCOME ($1.01 PER SHARE)                                         9,044,082
                                                                             ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on investments before taxes                                       8,084,242
Income taxes paid                                                                (127,983)
                                                                             ------------
Net realized gain on investments                                                7,956,259
Net change in unrealized depreciation of investments                              311,369
                                                                             ------------
      NET GAIN ON INVESTMENTS                                                   8,267,628
                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 17,311,710
                                                                             ============



                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

NET DECREASE IN CASH:
Cash flows from operating activities:
   Interest and dividends received                                           $  9,921,354
   Interest expenses paid                                                        (757,699)
   Operating expenses paid                                                     (1,853,714)
   Income taxes paid                                                           (1,905,452)
                                                                             ------------

      NET CASH PROVIDED BY OPERATING ACTIVITIES                                 5,404,489
                                                                             ------------


Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term portfolio securities, net    (10,343,652)
   Purchase of portfolio securities                                           (62,793,081)
   Proceeds from disposition of portfolio securities                           65,974,039
                                                                             ------------

      NET CASH USED FOR INVESTING ACTIVITIES                                   (7,162,694)
                                                                             ------------

      NET CASH USED FOR OPERATING AND INVESTING ACTIVITIES                     (1,758,205)
                                                                             ------------

Cash flows from financing activities:
   Proceeds from borrowings on Revolving Credit Agreement                       6,000,000
   Cash dividends paid from net investment income                              (9,097,817)
                                                                             ------------

      NET CASH USED FOR FINANCING ACTIVITIES                                   (3,097,817)
                                                                             ------------

NET DECREASE IN CASH                                                           (4,856,022)
Cash - beginning of year                                                        9,049,441
                                                                             ------------
CASH - END OF PERIOD                                                         $  4,193,419
                                                                             ============


RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
 CASH USED FOR OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                             $ 17,311,710
                                                                             ------------
   Increase in investments                                                    (18,464,873)
   Increase in interest and dividends receivable                                 (994,983)
   Increase in receivable for investments sold                                    (66,075)
   Increase in other assets                                                       (12,568)
   Increase in payable for investments purchased                                2,255,660
   Increase in management fee payable                                              56,301
   Increase in interest payable                                                    10,973
   Decrease in accrued expenses                                                   (87,961)
   Increase in accounts payable                                                    11,080
   Decrease in accrued taxes payable                                           (1,777,469)
                                                                             ------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                         (19,069,915)
                                                                             ------------
      NET CASH USED FOR OPERATING AND INVESTING ACTIVITIES                   $ (1,758,205)
                                                                             ============


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND THE YEAR ENDED DECEMBER 31, 2003




                                                                              For the six
                                                                             months ended        For the
                                                                              06/30/2004        year ended
INCREASE IN NET ASSETS:                                                       (Unaudited)       12/31/2003
                                                                             ------------      ------------
OPERATIONS:
   Net investment income                                                     $  9,044,082      $ 12,804,578
   Net realized gain on investments                                             7,956,259         4,989,717
   Net change in unrealized depreciation of investments                           311,369        20,089,741
                                                                             ------------      ------------
   Net increase in net assets resulting from operations                        17,311,710        37,884,036

   Net increase in shares of beneficial interest transactions                   1,298,695         1,167,125

Dividends to shareholders from:
   Net investment income (2004 - $.41 per share; 2003 - $1.84 per share)       (3,653,189)      (16,293,478)
                                                                             ------------      ------------

      TOTAL INCREASE IN NET ASSETS                                             14,957,216        22,757,683

   NET ASSETS, BEGINNING OF YEAR                                              193,786,114       171,028,431
                                                                             ------------      ------------
   NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
     INVESTMENT INCOME IN 2004 - $6,763,586; 2003 - $1,372,693)              $208,743,330      $193,786,114
                                                                             ============      ============




                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

                   CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
                         MASSMUTUAL CORPORATE INVESTORS

                                         For the
                                       six months
                                         ended                             For the years ended December 31,
                                       06/30/2004       --------------------------------------------------------------------
                                       (Unaudited)        2003           2002           2001           2000           1999
                                        --------        --------       --------       --------       --------       --------
Net asset value:
   Beginning of year                    $  21.84        $  19.40       $  20.07       $  20.74       $  22.00       $  23.87
                                        --------        --------       --------       --------       --------       --------
Net investment income                       1.01            1.44           1.53           1.70           1.96           1.80
Net realized and unrealized
  gain (loss) on investments                0.93            2.83          (0.59)         (0.53)         (0.46)         (0.94)
                                        --------        --------       --------       --------       --------       --------

Total from investment operations            1.94            4.27           0.94           1.17           1.50           0.86
                                        --------        --------       --------       --------       --------       --------
Dividends from net investment
  income to common shareholders            (0.41)          (1.84)         (1.44)         (1.79)         (1.96)         (1.73)

Distributions from net realized
  gain on investments to common
  shareholders                              0.00            0.00          (0.18)         (0.09)         (0.80)         (1.00)

Change from issuance of shares              0.00            0.01           0.01           0.04           0.00           0.00
                                        --------        --------       --------       --------       --------       --------
Total distributions                        (0.41)          (1.83)         (1.61)         (1.84)         (2.76)         (2.73)
                                        --------        --------       --------       --------       --------       --------
Net asset value:
   End of period/year                   $  23.37        $  21.84       $  19.40       $  20.07       $  20.74       $  22.00
                                        --------        --------       --------       --------       --------       --------
Per share market value:
   End of period/year                   $  24.15        $  22.90       $  19.49       $  20.70       $  22.00       $  21.38
                                        ========        ========       ========       ========       ========       ========
Total investment return
   Market value                             7.30%*         27.53%          1.35%          1.88%         17.55%          7.35%
   Net asset value**                        8.93%*         22.61%          4.80%          5.91%          7.28%          7.53%

Net assets (in millions):
   End of period/year                   $ 208.74        $ 193.79       $ 171.03       $ 175.11       $ 178.13       $ 188.96

Ratio of operating expenses to
  average net assets                        0.91%*          2.04%          1.82%          1.72%          1.47%          1.30%

Ratio of interest expense to
  average net assets                        0.38%*          0.82%          0.86%          0.84%          0.58%          0.52%

Ratio of total expenses to
  average net assets                        1.29%*          2.86%          2.68%          2.56%          2.05%          1.82%

Ratio of net investment income
  to average net assets                     4.50%*          6.95%          7.65%          8.20%          8.56%          7.63%

Portfolio turnover                         31.40%*         56.10%         34.02%         24.48%         59.75%         68.04%


* Percentages represent results for the period and are not annualized.
**Net asset value return represents portfolio returns based on change in the net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on market value due to the difference between the net asset value and the market value of the shares outstanding; past performance is no guarantee of future results. See Notes to Consolidated Financial Statements.


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 83.64%: (A)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 73.68%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
   12% Senior Subordinated Note due 2012                         $  2,125,000         04/08/04     $  2,125,000     $  2,074,299
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             2,323 shs.         04/08/04             --                 23
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,074,322
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and
vinyl windows and doors in the Southwest and
Southeast regions of the U.S.
   12% Senior Subordinated Note due 2012                         $  2,125,000         05/18/04        1,914,191        2,077,419
   Limited Partnership Interest (B)                                  250 uts.         05/18/04          212,500                2
                                                                                                   ------------     ------------
                                                                                                      2,126,691        2,077,421
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
   12.5% Subordinated Note due 2010                              $  2,125,000         02/29/00        1,915,866        2,041,587
   Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               364 shs.         02/29/00          307,759          137,429
                                                                                                   ------------     ------------
                                                                                                      2,223,625        2,179,016
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
   12% Preferred Stock Series C (B)                                  395 shs.         12/16/03        1,750,000        2,625,001
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                58 shs.                *          513,334                1
                                                                                                   ------------     ------------
                                                                                                      2,263,334        2,625,002
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
   12% Senior Subordinated Note due 2010                         $  2,125,000         01/22/04        1,893,780        2,119,224
   Preferred Class A Unit (B)                                      2,525 uts.         01/22/04          240,789          216,710
   Common Class B Unit (B)                                         3,042 uts.         01/22/04             --                 30
                                                                                                   ------------     ------------
                                                                                                      2,134,569        2,335,964
                                                                                                   ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer
of medical air and gas distribution systems.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $    115,318         04/09/02          115,318          114,623
   Senior Secured Tranche A Floating Rate Note due 2008          $    942,354         04/09/02          942,354          937,689
   12% Senior Secured Note due 2010                              $    721,196         04/09/02          615,074          738,654
   Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                 1.12% int.         04/09/02          152,329          137,096
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             1,390 shs.         04/09/02          127,497           78,180
                                                                                                   ------------     ------------
                                                                                                      1,952,572        2,006,242
                                                                                                   ------------     ------------

*11/02/98 and 12/24/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   5% Promissory Note due 2009 (B)                               $    195,498         03/31/04     $    195,498     $       --
   Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                              4,895 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                        195,499             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial
and specialty silica sands.
   14% Redeemable Preferred Stock (B)                                997 shs.         09/30/99          545,858          108,991
   Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                     126,003 shs.         12/19/96        1,166,700             --
   Common Stock (B)                                               20,027 shs.         09/30/99          799,068             --
   Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                   11,399 shs.                *          128,502             --
                                                                                                   ------------     ------------
                                                                                                      2,640,128          108,991
                                                                                                   ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling
systems to the corrugated sheet and container industry.
   9.5% Senior Secured Term Note due 2007                        $  1,233,434         09/13/02        1,233,434        1,233,214
   11% Senior Subordinated Note due 2010                         $    838,102         09/13/02          791,323          839,496
   Common Stock (B)                                              316,265 shs.         09/13/02          316,265          253,012
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                           137,175 shs.         09/13/02           60,250            1,372
                                                                                                   ------------     ------------
                                                                                                      2,401,272        2,327,094
                                                                                                   ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce
products for both the retail and food service markets.
   8% Junior Subordinated Convertible
    Note due 2004, convertible into partnership
    points at $1,388.89 per point                                $    108,108         09/29/95          108,108          122,000
   Warrant, exercisable until 2006, to purchase
    partnership points at $.01 per point (B)                          39 pts.         09/29/95           50,261           68,624
                                                                                                   ------------     ------------
                                                                                                        158,369          190,624
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
   Preferred Membership Interests (B)                              1,882 uts.         04/29/00            8,396              420
   Common Membership Interests (B)                                24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ------------     ------------
                                                                                                        117,379            5,862
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                                  109 shs.               **              503              503
                                                                                                   ------------     ------------

**12/19/96 and 09/30/99.
**12/30/97 and 05/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable
power injection syringes.
   8.75% Senior Secured Term Note due 2010                       $    570,652         04/30/03     $    570,652     $    571,956
   11.5% Senior Subordinated Note due 2011                       $    424,819         04/30/03          387,665          426,615
   Common Stock (B)                                              126,812 shs.         04/30/03          126,812          114,131
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            87,672 shs.         04/30/03           40,804              877
                                                                                                   ------------     ------------
                                                                                                      1,125,933        1,113,579
                                                                                                   ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts
and metal stampings.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $    162,037         01/07/02          162,037          152,542
   Senior Secured Floating Rate Tranche A Note due 2007          $  1,047,840         06/26/01        1,047,840          924,719
   13% Senior Secured Tranche B Note due 2006                    $    648,148         06/26/01          648,149          594,549
   Limited Partnership Interest (B)                                6.38% int.         06/26/01          324,074          259,259
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           107,036 shs.         06/26/01           79,398            1,070
                                                                                                   ------------     ------------
                                                                                                      2,261,498        1,932,139
                                                                                                   ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
   12.5% Senior Subordinated Note due 2008                       $  1,593,750         09/22/00        1,413,111        1,544,747
   28% Preferred Stock (B)                                            71 shs.         11/02/01           70,833           66,193
   20% Preferred Stock (B)                                            66 shs.         03/09/04           66,406           70,408
   Common Stock (B)                                                1,429 shs.         09/22/00          531,250          265,624
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               843 shs.         09/22/00          265,625                8
                                                                                                   ------------     ------------
                                                                                                      2,347,225        1,946,980
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
   12% Senior Subordinated Note due 2007 (B)                     $  3,863,636                *        3,712,233        3,477,272
   Common Stock (B)                                                   56 shs.                *           96,591           24,145
   Limited Partnership Interest (B)                               19.32% int.                *          284,869           71,692
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               183 shs.                *          297,203           78,894
                                                                                                   ------------     ------------
                                                                                                      4,390,896        3,652,003
                                                                                                   ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide
variety of industries.
   Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                  3,514 shs.         10/05/01          427,153          390,886
                                                                                                   ------------     ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor
of industrial magnets and subassemblies in North America
and Europe.
   12% Senior Subordinated Note due 2006                         $  1,077,898         07/19/01     $    978,971     $  1,047,668
   Common Stock (B)                                                  585 shs.         07/19/01          585,075          526,635
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               297 shs.         07/19/01          250,611                3
                                                                                                   ------------     ------------
                                                                                                      1,814,657        1,574,306
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
   Class B Common Stock (B)                                       36,633 shs.         12/22/99             --            560,480
   Limited Partnership Interest (B)                                8.70% int.         12/22/99             --            839,837
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            48,569 shs.         12/22/99             --            743,106
                                                                                                   ------------     ------------
                                                                                                           --          2,143,423
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
   Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                             27.19% int.         08/27/98          734,090             --
   Preferred Stock (B)                                             3,278 shs.         12/14/01        2,784,133        1,392,069
   Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)             13,352 shs.                *          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650        1,392,069
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
   14% Senior Subordinated Note due 2011                         $  1,859,375         10/30/03        1,680,980        1,788,073
   Common Stock (B)                                                6,906 shs.               **          690,600          621,540
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,034 shs.         10/30/03          186,469               20
                                                                                                   ------------     ------------
                                                                                                      2,558,049        2,409,633
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
   15% Senior Subordinated Note due 2012                         $  2,125,000         06/28/04        2,047,805        2,113,312
   Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                22 shs.         06/28/04           77,208             --
                                                                                                   ------------     ------------
                                                                                                      2,125,013        2,113,312
                                                                                                   ------------     ------------

*10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
   12% Senior Subordinated Note due 2010                         $  1,900,000         05/06/02     $  1,662,432     $  1,957,000
   Common Stock (B)                                                  225 shs.         05/06/02          225,000          364,480
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               441 shs.         05/06/02          285,000          713,858
                                                                                                   ------------     ------------
                                                                                                      2,172,432        3,035,338
                                                                                                   ------------     ------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial
interests in other entities.
   Limited Partnership Interest (B)                                0.14% int.         01/01/01           28,971           27,148
                                                                                                   ------------     ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
   13% Senior Subordinated Note due 2005 (B)                     $  1,593,750         09/17/02        1,349,781          956,250
   Limited Partnership Interest (B)                                1.32% int.         03/30/00          531,250            5,312
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               478 shs.         03/30/00          255,000                5
                                                                                                   ------------     ------------
                                                                                                      2,136,031          961,567
                                                                                                   ------------     ------------

EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
   13.25% Senior Subordinated Note due 2011                      $  2,125,000         09/09/03        2,091,374        2,154,825
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            43,878 shs.         09/09/03           35,641              439
                                                                                                   ------------     ------------
                                                                                                      2,127,015        2,155,264
                                                                                                   ------------     ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles
and control center systems.
   10% Senior Secured Note due 2006                              $    602,000         05/06/04          602,000          602,000
   Limited Partnership Interest of CM
    Equity Partners (B)                                            2.24% int.         02/11/98          126,648             --
   Common Stock (B)                                               90,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                        728,654          602,000
                                                                                                   ------------     ------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
   12% Senior Subordinated Note due 2007                         $  2,109,637         03/16/99        2,027,560        1,265,782
   Limited Partnership Interest (B)                               13.14% int.         03/02/99        2,140,363           21,404
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            77,233 shs.         03/16/99          175,803               77
                                                                                                   ------------     ------------
                                                                                                      4,343,726        1,287,263
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners,
electrical components and tools.
   12% Senior Subordinated Note due 2008 (B)                     $  1,725,000         03/02/00     $  1,451,784     $  1,293,750
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               880 shs.         03/02/00          347,288             --
                                                                                                   ------------     ------------
                                                                                                      1,799,072        1,293,750
                                                                                                   ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral
homes in the United States.
   16.5% Senior Subordinated Note due 2007 (B)                   $  3,802,712                *        3,697,924          380,271
   Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                             338,280 shs.                *           48,447             --
                                                                                                   ------------     ------------
                                                                                                      3,746,371          380,271
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial
interests in manufacturing and marketing entities.
   Series A Preferred Units (B)                                    1.19% int.         07/21/94          385,258           19,008
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer
of framed art and wall decor products.
   12.5% Senior Subordinated Note due 2012                       $  1,593,750         06/30/04        1,432,383        1,581,159
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               161 shs.         06/30/04          161,367                2
                                                                                                   ------------     ------------
                                                                                                      1,593,750        1,581,161
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving Note due 2006          $  1,139,023         06/12/96        1,139,023        1,139,023
   Senior Secured Floating Rate Note due 2006                    $    506,250               **          506,250          506,250
   12% Senior Subordinated Note due 2006                         $  1,350,000         03/31/03        1,350,000        1,342,262
   Common Stock (B)                                                4,771 shs.         03/12/04          225,000          211,007
                                                                                                   ------------     ------------
                                                                                                      3,220,273        3,198,542
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
   16.5% Senior Secured Note due 2006                            $  1,601,237         03/01/04        1,600,494        1,389,874
   Common Stock (B)                                                  228 shs.         06/01/00          262,200          131,100
                                                                                                   ------------     ------------
                                                                                                      1,862,694        1,520,974
                                                                                                   ------------     ------------

*01/25/99 and 07/16/99.
**06/12/96 and 08/03/01.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
JASON, INC.
A diversified manufacturing company
serving various industrial markets.
   13% Senior Subordinated Note due 2008                         $    963,687         08/04/00     $    885,604     $    869,780
   14% Cumulative Redeemable Preferred Stock Series A (B)            289 shs.         08/04/00          289,224          256,579
   Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                             2.50% int.         08/03/00          886,409          443,253
   Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                            50,870 shs.         08/04/00          115,412              509
                                                                                                   ------------     ------------
                                                                                                      2,176,649        1,570,121
                                                                                                   ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns,
kits and notions to consumers.
   Senior Secured Floating Rate Revolving Note Due 2005          $    128,425         06/16/00          128,425          128,140
   Senior Secured Floating Rate Tranche A Note due 2007          $    788,895         06/16/00          788,895          781,122
   12% Senior Secured Tranche B Note due 2008                    $    550,392         06/16/00          521,771          566,904
   Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                        5.29% int.         06/12/00          333,490          300,132
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                             1,108 shs.         06/12/00           45,866           31,815
                                                                                                   ------------     ------------
                                                                                                      1,818,447        1,808,113
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
   12% Senior Subordinated Note due 2012                         $  1,831,548         02/27/04        1,659,294        1,790,538
   Preferred Stock Class A (B)                                        23 shs.         02/27/04          449,164          483,545
   Common Stock (B)                                                   12 shs.         02/27/04           12,871           11,581
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                11 shs.         02/27/04            7,792             --
                                                                                                   ------------     ------------
                                                                                                      2,129,121        2,285,664
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
   12.5% Senior Subordinated Note due 2009                       $  1,817,435         04/30/01        1,817,435        1,836,507
   Preferred Stock (B)                                               307 shs.         04/30/01          307,000          614,000
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               269 shs.         04/30/01               14                3
                                                                                                   ------------     ------------
                                                                                                      2,124,449        2,450,510
                                                                                                   ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
   12% Senior Subordinated Note due 2007                         $  1,669,643         09/25/00        1,458,041        1,703,036
   Common Stock (B)                                              455,357 shs.         09/25/00          455,357          409,821
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           405,485 shs.         09/25/00          348,348            4,055
                                                                                                   ------------     ------------
                                                                                                      2,261,746        2,116,912
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
   12.5% Senior Subordinated Note due 2008                       $  3,845,000                *     $  3,449,115     $  3,823,471
   Common Stock (B)                                                5,800 shs.                *          406,003          345,100
   Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                            15,572 shs.                *          602,127          926,534
                                                                                                   ------------     ------------
                                                                                                      4,457,245        5,095,105
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
   12% Senior Subordinated Note due 2011                         $  2,125,000         05/01/03        2,088,094        2,166,959
   Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            83,214 shs.         05/01/03           40,675           53,174
                                                                                                   ------------     ------------
                                                                                                      2,128,769        2,220,133
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display
and exhibit structures.
   Senior Secured Floating Rate Tranche A Note due 2007          $  1,002,031         09/21/00        1,002,031        1,002,031
   12% Senior Secured Tranche B Note due 2008                    $    420,250         09/21/00          393,557          420,250
   Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                7.47% int.               **          311,481          233,600
   Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                               463 shs.         09/21/00           40,344                5
                                                                                                   ------------     ------------
                                                                                                      1,747,413        1,655,886
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing
operation located in Oklahoma and Texas.
   11.5% Subordinated Note due 2011                              $    566,667         12/11/02          475,424          581,085
   8.5% Redeemable Preferred Stock                               155,833 shs.         12/11/02        1,108,087        1,105,144
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            18,425 shs.         12/11/02          553,539          435,567
                                                                                                   ------------     ------------
                                                                                                      2,137,050        2,121,796
                                                                                                   ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized
awards and sportswear to schools.
   12.5% Senior Subordinated Note due 2011                       $  1,062,500         01/31/03          898,729        1,076,233
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               212 shs.         01/31/03          180,625                2
                                                                                                   ------------     ------------
                                                                                                      1,079,354        1,076,235
                                                                                                   ------------     ------------

*12/23/98 and 01/28/99.
**09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti
and bagel chips in North America.
   12.25% Senior Subordinated Note due 2012                      $  1,863,462         03/29/04     $  1,856,139     $  1,840,321
   10% Preferred Stock (B)                                           255 shs.         03/29/04          255,083          248,297
   Common Stock (B)                                                6,455 shs.         03/29/04            6,455            5,810
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             8,622 shs.         03/29/04            7,323               86
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,094,514
                                                                                                   ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note due 2006          $    414,182         06/25/99          414,182          403,179
   Senior Secured Floating Rate Note due 2006                    $  2,091,102         06/25/99        2,091,060        2,033,645
   12% Senior Secured Tranche B Note due 2007                    $    978,814         06/25/99          905,276          967,823
   Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                       3.38% int.         06/11/99          296,883          221,438
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               201 shs.         06/25/99          142,373                2
                                                                                                   ------------     ------------
                                                                                                      3,849,774        3,626,087
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components
for the automotive industry.
   9% Senior Secured Note due 2009                               $    812,500         01/28/02          812,500          835,358
   11.5% Senior Subordinated Note due 2012                       $  1,500,000         01/28/02        1,362,307        1,542,881
   Common Stock (B)                                              312,500 shs.         01/28/02          312,500          315,000
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           243,223 shs.         01/28/02          162,045          242,980
                                                                                                   ------------     ------------
                                                                                                      2,649,352        2,936,219
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Oregon, California and British Columbia.
   12% Senior Subordinated Note due 2006                         $  2,774,000         08/07/98        2,661,108        2,496,456
   12% Senior Subordinated Note due 2008                         $    307,071         02/09/00          285,695          255,754
   Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                  1,531,250 shs.              *        1,555,768          798,930
   Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            28,648 shs.               **          389,188              287
                                                                                                   ------------     ------------
                                                                                                      4,891,759        3,551,427
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
   12% Senior Subordinated Note due 2008                         $  2,125,000         12/19/00        1,940,834        2,167,500
   Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 2.42% int.         12/21/00          265,625          265,625
                                                                                                   ------------     ------------
                                                                                                      2,206,459        2,433,125
                                                                                                   ------------     ------------

**08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                            $     34,553         11/30/95     $     34,553     $     34,553
   10.5% Senior Secured Convertible Note
    due 2005, convertible into common stock
    at $50,000 per share                                         $    195,000         11/30/95          195,000          651,300
   Common Stock                                                        6 shs.         11/30/95          337,500        1,024,758
                                                                                                   ------------     ------------
                                                                                                        567,053        1,710,611
                                                                                                   ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
   12.5% Senior Subordinated Note due 2010                       $  2,125,000         10/25/02        1,855,469        2,206,749
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               351 shs.         10/25/02          296,747                4
                                                                                                   ------------     ------------
                                                                                                      2,152,216        2,206,753
                                                                                                   ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the
hay bailing marketplace.
   8% Senior Subordinated Note due 2010 (B)                      $    499,977         09/27/02          499,948             --
                                                                                                   ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid
valves and controls.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2004                                            $    733,500         07/22/96          733,500          733,500
   Senior Secured Floating Rate Term Note
    due 2004                                                     $    815,000         07/22/96          815,000          815,000
   12% Senior Secured Term Note due 2004                         $    326,000         07/22/96          319,260          326,000
   8% Preferred Stock (B)                                            374 shs.         07/22/96          231,964          231,964
   Common Stock (B)                                                  599 shs.         07/22/96           28,978           28,978
   Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                               322 shs.         07/22/96           97,800                3
                                                                                                   ------------     ------------
                                                                                                      2,226,502        2,135,445
                                                                                                   ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
   Common Membership Interests                                     9,863 uts.                *                4             --
                                                                                                   ------------     ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors
and keyboards used by retailers and restaurants.
   Common Stock (B)                                              729,946 shs.         07/09/02        3,500,003           13,140
                                                                                                   ------------     ------------

*07/31/97 and 01/04/99.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Preferred Stock (B)                1,004 shs.         08/12/94     $    100,350     $       --
   Common Stock (B)                                                2,600 shs.                *          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter
plastic pipe and tubing in the United States.
   16% Senior Subordinated Note due 2007                         $  3,574,133         09/16/99        3,616,486        1,273,986
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           197,040 shs.         09/16/99                1          161,573
                                                                                                   ------------     ------------
                                                                                                      3,616,487        1,435,559
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake
and chassis products.
   12% Senior Subordinated Note due 2012                         $  1,770,834         05/28/04        1,395,398        1,765,476
   Common Stock (B)                                              354,166 shs.         05/28/04          354,166          318,749
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           377,719 shs.         05/28/04          377,719            3,777
                                                                                                   ------------     ------------
                                                                                                      2,127,283        2,088,002
                                                                                                   ------------     ------------
ROTO-ROOTER, INC.
An operator in the residential and commercial repair-and-
maintenance service industry through two wholly owned
subsidiaries, Roto-Rooter and Service America.
   8.75% Senior Note due 2011                                    $  1,125,000         02/24/04        1,125,000        1,086,890
   Common Stock (B)                                               20,000 shs.         02/24/04        1,000,000          873,000
                                                                                                   ------------     ------------
                                                                                                      2,125,000        1,959,890
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic
and cultured marble bathroom products.
   12.5% Senior Subordinated Notes due 2011                      $  1,062,500         11/14/03          944,704        1,055,928
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               140 shs.         11/14/03          122,946                1
                                                                                                   ------------     ------------
                                                                                                      1,067,650        1,055,929
                                                                                                   ------------     ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs
and eye products.
   12% Senior Subordinated Note due 2009                         $  2,125,000         04/19/02        2,017,432        2,156,875
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                            51,088 shs.         04/19/02          138,052        2,097,111
                                                                                                   ------------     ------------
                                                                                                      2,155,484        4,253,986
                                                                                                   ------------     ------------

*11/14/01 and 08/12/94.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers
for the wood working industry.
   Senior Secured Floating Rate Revolving Note due 2006          $    282,663         05/01/03     $    282,663     $    288,198
   Senior Secured Floating Rate Tranche A Note due 2007          $  1,507,536         06/02/99        1,507,536        1,507,536
   12% Senior Secured Tranche B Note Due 2007                    $  1,130,652         06/02/99        1,130,652        1,130,652
   Class B Common Stock (B)                                        1,480 shs.         06/02/99          256,212          463,418
                                                                                                   ------------     ------------
                                                                                                      3,177,063        3,389,804
                                                                                                   ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials
for bottles used in consumer products.
   12% Senior Subordinated Note due 2009                         $  2,125,000         06/13/02        1,979,347        2,163,250
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             2,011 shs.         06/13/02          182,023          337,798
                                                                                                   ------------     ------------
                                                                                                      2,161,370        2,501,048
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products
throughout the Midwest.
   12.5% Senior Subordinated Note due 2008                       $  1,517,857         08/01/02        1,350,137        1,530,453
   Common Stock (B)                                              758,929 shs.                *          758,929          683,036
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                           263,444 shs.         08/01/02          216,446            2,634
                                                                                                   ------------     ------------
                                                                                                      2,325,512        2,216,123
                                                                                                   ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
   12.25% Senior Subordinated Note due 2007                      $  3,125,000         12/06/99        2,881,099        3,152,947
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               513 shs.         12/06/99          426,136           77,187
                                                                                                   ------------     ------------
                                                                                                      3,307,235        3,230,134
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
   Limited Partnership Interest of MHD Holdings LLC (B)            1.43% int.         08/29/00          525,155          198,082
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
   12% Senior Subordinated Note due 2008                         $  3,875,000         01/14/00        3,485,266        3,861,359
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           106,539 shs.         01/14/00          658,751             --
                                                                                                   ------------     ------------
                                                                                                      4,144,017        3,861,359
                                                                                                   ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used
in the plastic injection molding process.
   12% Senior Subordinated Note due 2007                         $  1,841,667         08/21/03        1,769,773        1,896,917
   Limited Partnership Interest (B)                                0.61% int.         08/20/03          223,918          201,526
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            86,780 shs.         08/21/03           36,345              868
                                                                                                   ------------     ------------
                                                                                                      2,030,036        2,099,311
                                                                                                   ------------     ------------

*08/01/02 and 01/17/03.
--------------------------------------------------------------------------------
18
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products.
   13% Senior Subordinated Note due 2009                         $  2,712,000         02/05/98     $  2,475,368     $  2,712,000
   Common Stock (B)                                                  630 shs.         02/04/98          630,000          534,477
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               444 shs.         02/05/98          368,832          376,675
                                                                                                   ------------     ------------
                                                                                                      3,474,200        3,623,152
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
   17% Preferred Stock (B)                                           560 shs.         12/23/02          560,000          532,000
   Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                           1,120 shs.         07/25/96        1,120,000          896,000
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               474 shs.         07/25/96           48,216          379,008
                                                                                                   ------------     ------------
                                                                                                      1,728,216        1,807,008
                                                                                                   ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal
and plastic fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008                      $  1,125,000         12/06/01          863,812        1,136,250
   Class B Unit (B)                                              100,000 uts.         12/06/01           73,529           66,177
   Class C Unit (B)                                              174,125 uts.         12/06/01          128,033          115,231
                                                                                                   ------------     ------------
                                                                                                      1,065,374        1,317,658
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
   16% Senior Subordinated Note due 2011                         $  1,416,667         12/08/03        1,377,774        1,406,956
   16% Preferred Stock Series A (B)                                   37 shs.         12/08/03          631,630          621,383
   Common Stock (B)                                                5,269 shs.         12/08/03          131,471          118,323
                                                                                                   ------------     ------------
                                                                                                      2,140,875        2,146,662
                                                                                                   ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
   10.5% Senior Secured Term Note due 2008                       $  1,579,293         01/20/00        1,579,293        1,554,462
   12% Senior Subordinated Note due 2010                         $  1,326,500         01/20/00        1,259,626        1,280,160
   Common Stock (B)                                              227,400 shs.         01/20/00          227,400          181,920
   Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             260,563 shs.         01/20/00           98,540            2,606
                                                                                                   ------------     ------------
                                                                                                      3,164,859        3,019,148
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
   12.5% Senior Subordinated Note due 2010                       $  1,062,500         04/11/03          977,498        1,056,809
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             5,781 shs.         04/11/03           95,625               58
                                                                                                   ------------     ------------
                                                                                                      1,073,123        1,056,867
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
   12% Senior Subordinated Note due 2014                         $  1,234,551         05/28/04     $  1,104,279     $  1,230,313
   8.75% Senior Secured Note due 2011                            $    716,292         05/28/04          716,292          719,253
   Common Stock (B)                                              674,157 shs.         05/28/04          674,157          606,741
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           203,912 shs.         05/28/04          130,788            2,039
                                                                                                   ------------     ------------
                                                                                                      2,625,516        2,558,346
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States,
Canada and Australia.
   15.971% Senior Subordinated Note due 2008                     $  2,128,503         05/02/00        2,072,429        2,141,274
   Common Stock (B)                                              354,167 shs.         05/02/00          354,167          414,375
                                                                                                   ------------     ------------
                                                                                                      2,426,596        2,555,649
                                                                                                   ------------     ------------
U S M HOLDINGS CORP.
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
   12% Senior Subordinated Note due 2011                         $  1,789,474         08/06/03        1,509,860        1,791,188
   Preferred Stock (B)                                             3,345 shs.         08/06/03          334,494          301,045
   Common Stock (B)                                                1,032 shs.         08/06/03            1,032              929
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               949 shs.         08/06/03          298,198                9
                                                                                                   ------------     ------------
                                                                                                      2,143,584        2,093,171
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
   12.5% Senior Subordinated Note due 2012                       $  1,882,100         04/30/04        1,672,514        1,847,940
   10% Jr Subordinated Note due 2012                             $     60,700         04/30/04           60,700           58,594
   Common Stock (B)                                                  182 shs.         04/30/04          182,200          163,980
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               230 shs.         04/30/04          211,736                2
                                                                                                   ------------     ------------
                                                                                                      2,127,150        2,070,516
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests
in other entities.
   Series A Preferred Units (B)                                    0.13% int.         12/02/96                1                2
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging,
primarily envelopes and tags used on tea bags.
   12% Senior Subordinated Note due 2008                         $  2,045,265         12/18/00     $  1,930,455     $  2,045,265
   Limited Partnership Interest of Riverside VI
    Holding Company, L.P. (B)                                      4.80% int.                *          351,324          452,366
   Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                          1.72% int.         12/18/00           79,735          102,699
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               308 shs.               **          227,729          188,999
                                                                                                   ------------     ------------
                                                                                                      2,589,243        2,789,329
                                                                                                   ------------     ------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and
other related services to retailers.
   12.5% Senior Subordinated Note due 2008                       $  1,646,881         11/03/00        1,613,807        1,663,672
   Senior Preferred Stock (B)                                      4,692 shs.         11/01/00          469,160          451,476
   Class B Common Stock (B)                                        8,959 shs.         11/01/00            8,959           82,486
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                             3,979 shs.         11/03/00           49,804           36,599
                                                                                                   ------------     ------------
                                                                                                      2,141,730        2,234,233
                                                                                                   ------------     ------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
   13.25% Senior Subordinated Note due 2010                      $  2,023,810         02/04/03        1,835,241        2,059,629
   Limited Partnership Interest (B)                                1.55% int.         02/03/03          101,190           80,952
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               256 shs.         02/04/03          209,829                3
                                                                                                   ------------     ------------
                                                                                                      2,146,260        2,140,584
                                                                                                   ------------     ------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation
products, systems and services for electrical
transformer equipment manufacturers.
   20% Senior Subordinated Secured Note due 2009                 $  2,434,821         11/09/01        2,510,467        2,339,720
                                                                                                   ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                $170,530,277     $153,810,725
                                                                                                   ------------     ------------

*12/30/97 and 09/09/99.
**01/02/98 and 12/18/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)       Rate       Date        Amount        Cost       Fair Value
RULE 144A SECURITIES - 9.96%:(A)                    ----       ----        ------        ----       ----------

BONDS - 9.54%
  A E S Corporation                                9.000%    05/15/15   $  200,000    $  200,000    $  214,250
  A E S Corporation                                8.750     05/15/13      525,000       559,322       562,406
  Aearo Company                                    8.250     04/15/12      450,000       450,000       459,000
  Alamosa Delaware, Inc.                           8.500     01/31/12      400,000       400,000       392,000
  Appleton Papers Inc.                             8.125     06/15/11      300,000       300,000       303,750
  Argo Tech Corporation                            9.250     06/01/11      850,000       850,000       875,500
  BCP Caylux Holding Lux SCA                       9.625     06/15/14      750,000       752,484       777,188
  Cablevision Systems Corporation                  5.670     04/01/09    1,000,000     1,000,000     1,025,000
  Cadmus Communications Corporation                8.375     06/15/14      750,000       750,000       750,000
  Calpine Corporation                              8.750     07/15/13      500,000       465,000       410,000
  Dana Credit Corporation                          8.375     08/15/07      500,000       500,000       540,000
  General Nutrition Center                         8.500     12/01/10      800,000       800,000       830,000
  IMAX Corporation                                 9.625     12/01/10      500,000       500,000       468,750
  Interactive Health LLC                           7.250     04/01/11      900,000       728,302       801,000
  K 2, Inc.                                        7.375     07/01/14      325,000       325,000       330,688
  Land O' Lakes, Inc.                              9.000     12/15/10      750,000       750,000       780,937
  Mail-Well, Inc.                                  7.875     12/01/13    1,100,000     1,100,000     1,001,000
  Metaldyne Corporation                           10.000     11/01/13      185,000       185,000       181,300
  Mrs. Fields Brands/Finance                       1L500     03/15/11      750,000       712,500       720,000
  N R G Energy, Inc.                               8.000     12/15/13      700,000       700,000       707,000
  Nalco Company                                    7.750     11/15/11      500,000       500,000       523,750
  North American Energy Partners                   8.750     12/01/11      400,000       400,000       396,000
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12    1,000,000       985,960       977,500
  Pacific Energy Partners/Fin                      7.125     06/15/14      500,000       491,270       507,500
  Pinnacle Food Holding                            8.250     12/01/13      450,000       450,000       434,250
  Rhodia SA                                        8.875     06/01/11      500,000       490,000       422,500
  Sheridan Acquisition Corporation                10.250     08/15/11      375,000       370,001       394,687
  Ship Finance International Ltd.                  8.500     12/15/13      750,000       750,000       723,750
  Siebe PLC                                        6.500     01/15/10      650,000       572,000       583,375
  Tenet Healthcare Corporation                     9.875     07/01/14      500,000       488,370       508,750
  Vicorp Restaurants Inc.                         10.500     04/15/11      600,000       592,746       597,000
  Vought Aircraft Industries                       8.000     07/15/11      725,000       730,408       688,750
  Warner Music Group                               7.375     04/15/14      275,000       275,000       265,375
  Wornick Company                                 10.875     07/15/11      750,000       750,000       766,875
                                                                       -----------    ----------    ----------
      TOTAL BONDS                                                      $20,210,000    19,873,363    19,919,831
                                                                       ===========    ----------    ----------

COMMON STOCK - 0.00 %
  Jordan Telecom Products (B)                                                   70    $   14,000           --
                                                                                      ----------    ----------
      TOTAL COMMON STOCK                                                                  14,000           --
                                                                                      ----------    ----------

CONVERTIBLE BONDS - 0.42%
  Cymer, Inc.                                      3.500%    02/15/09   $  850,000    $  850,000    $  864,875
                                                                        ----------    ----------    ----------

      TOTAL CONVERTIBLE BONDS                                           $  850,000       850,000       864,875
                                                                        ----------    ----------    ----------

CONVERTIBLE PREFERRED STOCK - 0.00 %
  D T Industries, Inc. (B)                                                  20,000    $1,000,000          --
                                                                                      ----------    ----------
      TOTAL CONVERTIBLE PREFERRED                                                      1,000,000          --
                                                                                      ----------    ----------

WARRANTS - 0.00 %
  Winsloew Furniture, Inc. (B)                                                 900    $        9    $       14
                                                                                      ----------    ----------
      TOTAL WARRANTS                                                                           9            14
                                                                                      ----------    ----------

TOTAL RULE 144A SECURITIES                                                            21,737,372    20,784,720
                                                                                      ----------    ----------

TOTAL CORPORATE RESTRICTED SECURITIES                                               $192,267,649  $174,595,445
                                                                                    ------------  ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

CORPORATE PUBLIC SECURITIES -16.53%: (A)          Interest     Due       Principal
                                                    Rate       Date        Amount        Cost      Market Value
BONDS -13.49%                                       ----       ----        ------        ----      ------------
  A E P Industries, Inc.                           9.875%    11/15/07   $  350,000    $  333,375    $  358,750
  Activant Solutions, Inc.                        10.500     06/15/11      400,000       394,768       422,000
  Alamosa Delaware, Inc                           11.000     07/31/10      325,000       330,648       354,250
  American Media Operation, Inc.                   8.875     01/15/11      200,000       200,000       193,500
  Bally Total Fitness Holding Corporation          9.875     10/15/07      135,000       128,925       112,050
  C S C Holdings, Inc.                             7.625     04/01/11      500,000       502,310       501,250
  Cincinnai Bell, Inc.                             8.375     01/15/14      100,000       100,000        89,000
  Collins & Aikman Products                       10.750     12/31/11      700,000       722,601       703,500
  Dana Corporation                                 9.000     08/15/11      500,000       527,716       585,000
  Del Monte Corporation                            8.625     12/15/12      225,000       225,000       242,437
  Dollar Financial Group                           9.750     11/15/11      600,000       600,000       627,000
  Dominos, Inc.                                    8.250     07/01/11      400,000       397,110       424,000
  Dynegy Holding, Inc.                             6.875     04/01/11      500,000       422,500       430,625
  Esterline Technologies                           7.750     06/15/13      200,000       200,000       206,000
  Flextronics International Ltd.                   6.500     05/15/13      400,000       400,000       390,000
  G F S I, Inc.                                    9.625     03/01/07      750,000       671,735       720,000
  Gencorp, Inc.                                    9.500     08/15/13      400,000       400,000       416,000
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13      750,000       679,250       633,750
  Huntsman LLC                                    11.625     10/15/10      500,000       494,075       552,500
  Intrawest Corporation                            7.500     10/15/13      500,000       500,000       488,750
  Koppers, Inc.                                    9.875     10/15/13      700,000       700,000       766,500
  Leucadia National Corporation                    7.000     08/15/13      650,000       664,036       642,687
  Lodgenet Entertainment Co.                       9.500     06/15/13      425,000       425,000       464,313
  Lyondell Chemical Co.                            9.500     12/15/08      400,000       380,000       417,000
  MCI, Inc.                                        7.735     05/01/14    1,000,000       905,000       895,000
  M S X International, Inc.                       11.000     10/15/07      350,000       347,004       339,500
  Majestic Star Casino LLC                         9.500     10/15/10      500,000       500,000       502,500
  Manitowoc Company, Inc.                          7.125     11/01/13      200,000       200,000       200,000
  Mediacom LLC                                     9.500     01/15/13      650,000       643,500       627,250
  Metaldyne Corporation                           11.000     06/15/12      750,000       601,250       637,500
  National Wine & Spirit                          10.125     01/15/09      500,000       485,250       465,000
  Neff Corporation                                10.250     06/01/08      170,000       168,062       146,200
  Nextel Communications Corporation                7.375     08/01/15      700,000       714,583       707,000
  Numatics, Inc.                                   9.625     04/01/08      550,000       539,873       489,500
  O M Group, Inc.                                  9.250     12/15/11      750,000       778,588       768,750
  Offshore Logistics, Inc.                         6.125     06/15/13      450,000       450,000       427,500
  Pliant Corporation                               0.000     06/15/09      875,000       670,755       737,188
  Quintiles Transnational Corporation             10.000     10/01/13      500,000       500,000       495,000
  Rayovac Corporation                              8.500     10/01/13      200,000       200,000       210,000
  Rent-A-Center, Inc.                              7.500     05/01/10      400,000       400,000       410,000
  Rent-Way, Inc.                                  11.875     06/15/10      300,000       294,756       329,250
  River Rock Entertainment                         9.750     11/01/11      300,000       295,953       327,000
  S P X Corporation                                6.250     06/15/11      400,000       400,000       389,000
  Sea Containers Ltd.                             10.500     05/15/12      785,000       764,590       787,944
  Service Corp International                       6.000     12/15/05       41,000        41,279        41,871
  Sports Club Co.                                 11.375     03/15/06      150,000       145,500       135,000
  Tekni-Plex, Inc.                                12.750     06/15/10    1,000,000       960,125       960,000
  Telex Communications, Inc.                      1 L500     10/15/08      500,000       500,000       530,000
  Telex Communications, Inc.                       0.000     01/15/09      471,915       206,820       259,553
  Tenet Healthcare Corporation                     6.375     12/01/11      500,000       482,500       437,500
  Tenneco Automotive, Inc.                        10.250     07/15/13      400,000       400,000       452,000
  Thermadyne LLC                                   9.250     02/01/14      750,000       738,750       740,625
  Triton P C S, Inc.                               8.500     06/01/13      550,000       550,000       519,750
  United Refining Co.                             10.750     06/15/07      830,000       830,000       794,725
  United Rentals, Inc.                             7.750     11/15/13      625,000       625,000       590,625
  United Rentals, Inc.                             7.000     02/15/14      500,000       500,000       445,000
  Von Hofftyyan Press, Inc.                       10.250     03/15/09      200,000       210,231       205,750
  Williams Companies, Inc.                         8.625     06/01/10      500,000       500,000       550,000
  Williams Scotsman, Inc.                          9.875     06/01/07      500,000       492,500       496,250
  Winsloew Furniture, Inc.                        12.750     08/15/07      455,000       444,622       375,375
                                                                       -----------    ----------    ----------
      TOTAL BONDS                                                      $28,912,915    27,885,540    28,165,968
                                                                       ===========    ----------    ----------

--------------------------------------------------------------------------------
                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(CONTINUED)           Rate       Date        Amount        Cost      Market Value
                                                    ----       ----        ------        ----      ------------
COMMON STOCK - 2.57 %
  D T Industries, Inc. (B)                                              $  178,876    $1,168,093    $    3,041
  EOS International, Inc. (B)                                              100,000       300,000         8,000
  H C I Direct, Inc. (B)                                                     1,000           --            --
  PepsiAmericas, Inc.                                                       92,145     2,006,365     1,957,160
  Rent-Way, Inc. (B)                                                        92,866       916,263       835,794
  Supreme Industries, Inc. (B)                                             115,722       267,325       745,250
  T G C Industries (B)                                                       6,361         9,497        15,393
  Transmontaigne, Inc. (B)                                                 333,326     1,109,176     1,793,293
                                                                                      ----------    ----------
      TOTAL COMMON STOCK                                                               5,776,719     5,357,931
                                                                                      ----------    ----------
CONVERTIBLE BONDS - 0.47%
  Leucadia National Corporation                    3.750%    04/15/14   $1,000,000    $1,000,000    $  987,500
                                                                        ----------    ----------    ----------
      TOTAL CONVERTIBLE BONDS                                           $1,000,000     1,000,000       987,500
                                                                        ==========    ----------    ----------
PREFERRED STOCK - 0.00 %
  Telex Communications, Inc.                                                17,707    $        1    $      177
                                                                                      ----------    ----------
      TOTAL PREFERRED STOCK                                                                    1           177
                                                                                      ----------    ----------
WARRANTS - 0.00 %
  Telex Communications, Inc.                                                   698    $        7    $        7
                                                                                      ----------    ----------
      TOTAL WARRANTS                                                                           7             7
                                                                                      ----------    ----------

      TOTAL CORPORATE PUBLIC SECURITIES                                              $34,662,267   $34,511,583
                                                                                     -----------   -----------

                                                  Interest     Due       Principal
SHORT-TERM SECURITIES:                          Rate/Yield     Date       Amount         Cost      Market Value
                                                ----------     ----       ------         ----      ------------
COMMERCIAL PAPER - 7.97 %
  Baxter International, Inc.                       1.380%    07/13/04   $3,135,000    $3,133,558    $3,133,558
  Boston Edison Company                            1.030     07/O1/04    2,585,000     2,585,000     2,585,000
  Florida Power Corp.                              1.300     07/08/04    2,895,000     2,894,268     2,894,268
  Pearson Holdings, Inc.                           1.300     07/06/04    1,785,000     1,784,678     1,784,678
  Praxair, Inc.                                    1.230     07/09/04    2,000,000     1,999,453     1,999,453
  Public Service Electric & Gas                    1.300     07/02/04    1,500,000     1,499,946     1,499,946
  Wisconsin Electric Power                         1.170     07/07/04    2,745,000     2,744,465     2,744,465
                                                                        ----------    ----------    ----------
        TOTAL SHORT-TERM SECURITIES                                     $16,05,000    $16,01,368    $16,01,368
                                                                        ==========    ----------    ----------

TOTAL INVESTMENTS                                 108.14 %                          $243,571,284   225,748,396
                                                                                    ============   -----------
  Other Assets                                      5.92                                            12,347,308
  Liabilities                                     (14.06)                                          (29,352,374)
                                                 -------                                           -----------
TOTAL NET ASSETS                                  100.00%                                         $208,743,330
                                                 =======                                          ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                               Fair Value/
INDUSTRY CLASSIFICATION:                                      Market Value
                                                             --------------

AEROSPACE -1.85%
Argo Tech Corporation                                        $      875,500
Esterline Technologies                                              206,000
Qualis Automotive LLC                                             2,088,002
Vought Aircraft Industries                                          688,750
                                                             --------------
                                                                  3,858,252
                                                             --------------

AUTOMOBILE - 7.28%
America's Body Company, Inc.                                      2,625,002
Collins & Aikman Products Co.                                       703,500
Dana Corporation                                                    585,000
Gencorp, Inc.                                                       416,000
Jason, Inc.                                                       1,570,121
LIH Investors, L.P                                                5,095,105
Metaldyne Corporation                                               818,800
Nyloncraft, Inc.                                                  2,936,219
Tenneco Automotive, Inc.                                            452,000
                                                             --------------
                                                                 15,201,747
                                                             --------------

BEVERAGE, DRUG & FOOD - 4.72%
Beta Brands Ltd
Cains Foods, L.P                                                    190,624
Del Monte Corporation                                               242,437
Dominos, Inc.                                                       424,000
Land O' Lakes, Inc.                                                 780,937
National Wine & Spirit                                              465,000
Nonni's Food Company                                              2,094,514
PepsiAmericas, Inc.                                               1,957,160
Pharmaceutical Buyers, Inc.                                       1,710,611
Pinnacle Foods Holding                                              434,250
Specialty Foods Group, Inc.                                         198,082
Vicorp Restaurants, Inc.                                            597,000
Wornick Co.                                                         766,875
                                                             --------------
                                                                  9,861,490
                                                             --------------

BROADCASTING
 & ENTERTAINMENT -1.25%
C S C Holdings, Inc.                                                501,250
Cablevision Systems Corporation                                   1,025,000
Lodgenet Entertainment Co.                                          464,313
Mediacom Communications Corporation                                 627,250
                                                             --------------
                                                                  2,617,813
                                                             --------------

BUILDINGS & REAL ESTATE - 5.06%
A W C Holding Company                                             2,077,421
Adorn, Inc.                                                       2,179,016
Eagle Window & Door Holding co.                                   3,035,338
Shelter Acquisition, Inc.                                         2,216,123
TruStile Doors, Inc.                                              1,056,867
                                                             --------------
                                                                 10,564,765
                                                             --------------

CARGO TRANSPORT - 2.39%
Kenan Advantage Transport Company                                 2,450,510
Ship Finance International Ltd.                                     723,750
Tidewater Holdings, Inc.                                          1,807,008
                                                             --------------
                                                                  4,981,268

CHEMICAL, PLASTICS & RUBBER - 2.43%
Capital Specialty Plastics, Inc.                                        503
Huntsman LLC                                                        552,500
Koppers, Inc.                                                       766,500
Lyondell Chemical Co.                                               417,000
O M Group, Inc.                                                     768,750
Process Chemicals LLC                                                   --
Rhodia SA                                                           422,500
Tomah Holdings, Inc.                                              2,146,662
                                                             --------------
                                                                  5,074,415
                                                             --------------

CONSUMER PRODUCTS - 5.21%
Appleton Papers, Inc.                                               303,750
Colibri Holdings Corporation                                      1,946,980
Euro-Pro Corporation                                              2,155,264
G F S I, Inc.                                                       720,000
H C I Direct, Inc.                                                      --
K 2, Inc.                                                           330,688
Neff Motivation, Inc.                                               146,200
Rayovac Corporation                                                 210,000
Royal Baths Manufacturing Company                                 1,055,929
The Tranzonic Companies                                           3,623,152
Winsloew Furniture, Inc.                                            375,389
                                                             --------------
                                                                 10,867,352
                                                             --------------

CONTAINERS, PACKAGING & GLASS - 6.61%
A E P Industries, Inc.                                              358,750
Paradigm Packaging, Inc.                                          2,433,125
Pliant Corporation                                                  737,188
Sea Containers Ltd.                                                 787,944
Selig Acquisition Corporation                                     2,501,048
Snyder Industries, Inc.                                           3,230,134
Tekni-Plex, Inc.                                                    960,000
Vitex Packaging, Inc.                                             2,789,329
                                                             --------------
                                                                 13,797,518
                                                             --------------

DISTRIBUTION - 5.31 %
Corvest Group, Inc.                                               3,652,003
G C-Sun Holdings L.P                                              1,293,750
Kele and Associates, Inc.                                         2,285,664
Strategic Equip & Supply Corp., Inc.                              3,861,359
                                                             --------------
                                                                 11,092,776

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                               Fair Value/
INDUSTRY CLASSIFICATION:(CONT.)                               Market Value
                                                             --------------

DIVERSIFIED/CONGLOMERATE,
 MANUFACTURING - 4.41 %
Activant Solutions, Inc.                                     $      422,000
Coining of America LLC                                            1,932,139
Dexter Magnetics Technologies, Inc.                               1,574,306
Evans Consoles, Inc.                                                602,000
Great Lakes Dredge & Dock Corp                                      633,750
S P X Corporation                                                   389,000
Tinnerman-Palnut Engineered Components                            1,317,658
Tyco International Group SA                                             --
Wicor Americas, Inc.                                              2,339,720
                                                             --------------
                                                                  9,210,573
                                                             --------------

DIVERSIFIED/CONGLOMERATE,
 SERVICE - 7.62 %
CapeSuccess LLC                                                       5,862
Diversco, Inc./DHI Holdings, Inc.                                 1,392,069
Dwyer Group, Inc.                                                 2,409,633
Examination Management Services, Inc.                             1,287,263
Hamilton Funeral Services Centers, Inc.                             380,271
Lancaster Laboratories, Inc.                                      2,116,912
Moss, Inc.                                                        1,655,886
M S X International, Inc.                                           339,500
Roto-Rooter, Inc.                                                 1,959,890
Service Corp International                                           41,871
U S M Holdings Corp.                                              2,093,171
Washington Inventory Services, Inc.                               2,234,233
                                                             --------------
                                                                 15,916,561
                                                             --------------

ELECTRONICS - 3.43 %
A E S Corporation                                                   776,656
Calpine Corporation                                                 410,000
Directed Electronics, Inc.                                        2,143,423
Flextronics International Ltd.                                      390,000
N R G Energy, Inc.                                                  707,000
Precision Dynamics, Inc.                                          2,135,445
Progressive Software Holding, Inc.                                   13,140
Siebe PLC                                                           583,375
                                                             --------------
                                                                  7,159,039
                                                             --------------

FARMING & AGRICULTURE - 0.00%
Polymer Technologies, Inc./
  Poli-Twine Western, Inc.                                              --
Protein Genetics, Inc.                                                  --
                                                             --------------
                                                                        --
                                                             --------------

FINANCIAL SERVICES - 2.32%
BCP Caylux Holding Lux SCA                                          777,188
Dana Credit Corporation                                             540,000
Dollar Financial Group                                              627,000
East River Ventures I, L.P                                           27,148
HIghgate Capital LLC                                                 19,008
Leucadia National Corporation                                     1,630,187
Mrs. Fields Brands / Finance                                        720,000
Victory Ventures LLC                                                      2
Williams Scotsman, Inc.                                             496,250
                                                             --------------
                                                                  4,836,783
                                                             --------------

HEALTHCARE, EDUCATION
 & CHILDCARE - 4.25 %
A T I Acquisition Company                                         2,074,322
American Hospice Management Holding LLC                           2,335,964
Interactive Health LLC                                              801,000
Quintiles Transnational Corporation                                 495,000
MedAssist, Inc.                                                   2,220,133
Tenet Healthcare Corporation                                        946,250
                                                             --------------
                                                                  8,872,669
                                                             --------------

HOME & OFFICE FURNISHINGS,
 HOUSEWARES, AND DURABLE
 CONSUMER PRODUCTS - 3.28%
Home Decor Holding Company                                        1,581,161
Hussey Seating Corporation                                        3,198,542
Steelcase, Inc.                                                         --
U-Line Corporation                                                2,070,516
                                                             --------------
                                                                  6,850,219
                                                             --------------

LEISURE, AMUSEMENT,
 ENTERTAINMENT - 2.37 %
Host Marriott L.P
Bally Total Fitness HIdng Corp                                      112,050
IMAX Corporation                                                    468,750
Intrawest Corporation                                               488,750
Keepsake Quilting, Inc.                                           1,808,113
M G M Mirage, Inc.                                                      --
Majestic Star Casino LLC                                            502,500
O E D Corp/Diamond Jo Company Guarantee                             977,500
River Rock Entertainment                                            327,000
Warner Music Group                                                  265,375
                                                             --------------
                                                                  4,950,038
                                                             --------------

MACHINERY -11.50 %
Aearo Company                                                       459,000
Ames True Temper Group                                                  --
C& M Conveyor, Inc.                                               2,327,094
D T Industries, Inc.                                                  3,041
Integration Technology Systems, Inc.                              1,520,974


--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
June 30, 2004
(Unaudited)

                                                               Fair Value/
INDUSTRY CLASSIFICATION:(CONT.)                               Market Value
                                                             --------------

MACHINERY (Cont.)
Manitowoc Company, Inc.                                      $      200,000
N P C, Inc.                                                       3,626,087
Numatics, Inc.                                                      489,500
P W Eagle, Inc.                                                   1,435,559
Safety Speed Cut Manufacturing Company, Inc.                      3,389,804
Synventive Equiry LLC                                             2,099,311
Thermadyne LLC                                                      740,625
Tronair, Inc.                                                     3,019,148
Tubular Textile Machinery                                         2,558,346
W E C Company, Inc.                                                     --
Weasler Holdings LLC                                              2,140,584
                                                             --------------
                                                                 24,009,073
                                                             --------------

MEDICAL DEVICESBIOTECH - 2.51 %
Beacon Medical Products, Inc.                                     2,006,242
Coeur, Inc.                                                       1,113,579
E X C Acquisition Corporation                                     2,113,312
                                                             --------------
                                                                  5,233,133
                                                             --------------

MINING, STEEL, IRON
 & NON PRECIOUS METALS - 0.05 %
Better Minerals & Aggregates                                        108,991
                                                             --------------

OIL AND GAS - 3.73 %
Centerpoint Energy, Inc.                                                --
Chesapeake Energy Corporation                                           --
Dynegy Holdings, Inc.                                               430,625
Mustang Ventures Company                                          2,121,796
North American Energy Partners                                      396,000
Offshore Logistics, Inc.                                            427,500
Pacific Energy Partners/Fin                                         507,500
Supreme Industries, Inc.                                            745,250
T G C Industries, Inc.                                               15,393
Transmontaigne, Inc.                                              1,793,293
United Refining Co.                                                 794,725
Williams Companies, Inc.                                            550,000
                                                             --------------
                                                                  7,782,082
                                                             --------------

PHARMACEUTICALS - 2.50 %
Enzymatic Therapy, Inc.                                             961,567
Sabex 2002, Inc.                                                  4,253,986
                                                             --------------
                                                                  5,215,553
                                                             --------------

PUBLISHING/PRINTING -1.22 %
American Media Operation, Inc.                                      193,500
Cadmus Communications Corporation                                   750,000
Mail-Well, Inc.                                                   1,001,000
Sheridan Acquisition Corporation                                    394,687
Von Hofftyyan Press, Inc.                                           205,750
                                                             --------------
                                                                  2,544,937
                                                             --------------

RETAIL STORES - 6.22%
E O S International, Inc.                                             8,000
General Nutrition Center                                            830,000
Neff Corporation                                                  1,076,235
Olympic Sales, Inc.                                               3,551,427
P H I Holding Company                                             2,206,753
Rent-A-Center, Inc.                                                 410,000
Rent-Way, Inc.                                                    1,165,044
Sports Club Co.                                                     135,000
TVI, Inc.                                                         2,555,649
United Rentals, Inc.                                              1,035,625
                                                             --------------
                                                                 12,973,733
                                                             --------------

TECHNOLOGY - 0.60%
Cymer, Inc.                                                         864,875
Delstar Holding Corporation                                         390,886
                                                             --------------
                                                                  1,255,761
                                                             --------------

TELECOMMUNICATIONS -1.80%
Alamosa Holdings, Inc.                                              746,250
Cincinnati Bell, Inc.                                                89,000
Jordan Telecom Products                                                 --
MCI, Inc.                                                           895,000
Nextel Communications Corporation                                   707,000
Telex Communications, Inc.                                          789,737
Triton P C S, Inc.                                                  519,750
                                                             --------------
                                                                  3,746,737
                                                             --------------

UTILITIES - 0.25 %
Nalco Company                                                       523,750
                                                             --------------

TOTAL CORPORATE RESTRICTED AND
   PUBLIC SECURITIES -100.17 %                               $  209,107,028
                                                             ==============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)


1. HISTORY

      MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

      The Trust is a closed-end management investment company. Babson Capital Management LLC, formerly David L. Babson & Company Inc. ("Babson"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains, by investing primarily in a portfolio of privately placed below, investment grade, long term corporate debt obligations with equity features, such as warrants, conversions rights or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

      On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2.D, below discusses the Federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

      A. VALUATION OF INVESTMENTS:

      Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

      Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

      The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

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28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Continued)


      When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

      The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

      The financial statements include restricted securities valued at $153,810,725 (73.68% of net assets) as of June 30, 2004 whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

      The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2004, subject to discount where appropriate, and are approved by the Trustees.

      Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

      B. ACCOUNTING FOR INVESTMENTS:

      Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

      The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

      Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method

      C. USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      D. FEDERAL INCOME TAXES:

      No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

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                                                                              29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Continued)


      The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

      The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates.

3. INVESTMENT SERVICES FEE

      Under an Investment Services Contract with the Trust dated July 1, 1988 Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

      Under the Investment Services Contract, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

      The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Price Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Standard & Poor's Industrials Composite is not available to the general public. Standard & Poor's provides Babson with the information for this index. The 3-year annualized return for the Standard & Poor's Industrials Composite for the period ending June 30, 2004, was -0.98%. The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31 and June 30, 2004 was:


                                                  PERFORMANCE
                                                  ADJUSTMENT       AMOUNT
                                                  ----------       ------

          March 31, 2004                            0.0625%       $127,113
          June 30, 2004                             0.0625%       $130,956

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30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Continued)

4. SENIOR SECURED INDEBTEDNESS

      A. NOTE PAYABLE

      MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2004, the Trust incurred total interest expense on the Note of $739,000.

      The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (u) the principal of the Notes proposed to be redeemed. B. Revolving Credit Agreement

      The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

      As of June 30, 2004, there was $6,000,000 in outstanding loans against the Revolver and the rate of interest attributable to the Revolver was 1.63%. For the six months ended June 30, 2004, the Trust incurred total interest expense on the Revolver of $10,973, plus $18,699 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS
                                             FOR THE SIX MONTHS ENDED 6/30/2004
                                             ----------------------------------

                                                 COST OF         PROCEEDS FROM
                                               INVESTMENTS          SALES OR
                                                 ACQUIRED          MATURITIES
                                             ----------------------------------

      Corporate restricted securities        $   55,536,684      $   54,542,777
      Corporate public securities                 9,512,057          11,497,337
      Short-term securities                     314,704,359         304,360,961


      The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2004. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2004 is $17,822,888 and consists of $18,213,776 appreciation and $36,036,664 depreciation.


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                                                                              31

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS             MARCH 31, 2004
                                                    --------------------------
                                                       AMOUNT       PER SHARE
                                                    -----------    -----------
      Investment income                             $ 5,045,227
      Net investment income                           3,764,100        $ 0.42
      Net realized and unrealized gain on
        investment                                    4,232,404          0.48


                                                           JUNE 30, 2004
                                                    --------------------------
                                                       AMOUNT       PER SHARE
                                                    -----------    -----------
      Investment income                             $ 6,600,662
      Net investment income                           5,279,982        $ 0.59
      Net realized and unrealized gain on
        investment (net of taxes)                     4,035,224          0.45

7. CONTINGENCIES

      The Trust, together with other investors including MassMutual, is a plaintiff in litigation connected with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 11 liquidation proceedings, have pleaded guilty to criminal fraud charges. Initially, two separate civil lawsuits were brought in New York State court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The discovery and deposition components of the second, related lawsuit against Sharp's auditors, KPMG LLP, have been completed. The parties to this lawsuit, including the Trust, agreed to submit the matters which are the subject of the lawsuit to a non-binding mediation proceeding. However, the parties were unable to resolve these matters through mediation. The trial is scheduled to begin early in 2005. The Trust is unable to estimate any potential recovery from this lawsuit as of June 30, 2004.

RESULTS OF THE SHAREHOLDER MEETING

      At the Annual Meeting of Shareholders held on Friday, April 30, 2004, the Trust's Shareholders were asked to vote (a) to re-elect Donald E. Benson, Donald Glickman and Robert E. Joyal as trustees for three year terms; and
      (b) to approve the continuance of the Trust's current Investment Services Contract with Babson. The Shareholders approved all of the proposals. The Trust's other trustees (Martin T. Hart, Steve Kandarian, Jack A. Laughery, Corine T. Norgaard and Stuart H. Reese) continue to serve their respective terms following the April 30, 2004 Annual Shareholders Meeting. The results of the Shareholders votes are set forth below.

      A. ELECTION OF TRUSTEES

                               SHARES:                             % OF SHARES
           TRUSTEE:              FOR        WITHHELD    TOTAL       VOTED FOR
       -----------------------------------------------------------------------
       Donald E. Benson                     121,839
                              7,156,978                7,278,817      98.33%
       Donald Glickman        7,170,535     108,282    7,278,817      98.51%
       Robert E. Joyal        7,175,476     103,341    7,278,817      98.58%

      B. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT SERVICES CONTRACT WITH DAVID L. BABSON & COMPANY INC. (NOW BABSON CAPITAL MANAGEMENT LLC) DATED JULY 1, 1988.

           SHARES:                                             % OF SHARES
             FOR        AGAINST     ABSTAINED       TOTAL       VOTED FOR
          ---------     -------     ---------     ---------     ---------
          7,142,057      59,683       77,077      7,278,817       98.12%


--------------------------------------------------------------------------------
32

    TRUSTEES                                        OFFICERS

DONALD E. BENSON*                    STUART H. REESE            CHAIRMAN
DONALD GLICKMAN                      ROGER W. CRANDALL          PRESIDENT
MARTIN T. HART*                      CHARLES C. MCCOBB, JR.     VICE PRESIDENT &
ROBERT E. JOYAL                                                 CHIEF FINANCIAL
STEVEN A. KANDARIAN                                             OFFICER
JACK A. LAUGHERY                     STEPHEN L. KUHN            VICE PRESIDENT &
CORINE T. NORGAARD*                                             SECRETARY
STUART H. REESE                      MICHAEL P. HERMSEN         VICE PRESIDENT
                                     MARY WILSON KIBBE          VICE PRESIDENT
                                     MICHAEL L. KLOFAS          VICE PRESIDENT
                                     CLIFFORD M. NOREEN         VICE PRESIDENT
                                     RICHARD E. SPENCER, II     VICE PRESIDENT
                                     JAMES M. ROY               TREASURER
                                     JOHN T. DAVITT, JR.        COMPTROLLER
                                     MARY ELLEN WESNESKI        CHIEF COMPLIANCE
                                                                OFFICER


*MEMBER OF THE AUDIT COMMITTEE



                  DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN


MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

ITEM 2.  CODE OF ETHICS.

         NOT APPLICABLE FOR THIS FILING.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         NOT APPLICABLE FOR THIS FILING.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         NOT APPLICABLE FOR THIS FILING.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         NOT APPLICABLE FOR THIS FILING.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         NOT APPLICABLE FOR THIS FILING.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         NOT APPLICABLE FOR THIS FILING.
ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         NONE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         NONE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1)ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               NOT APPLICABLE FOR THIS FILING.


         (a)(2)A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

               Attached hereto as EX-99.31.1 and EX-99.31.2


         (a)(3)ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

               NONE.

         (b)   CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

               Attached hereto as EX-99.32.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Corporate Investors
                ----------------------------------
By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 7, 2004
                ----------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 7, 2004
                ----------------------------------
By:             /s/ Charles C. McCobb, Jr.
                ----------------------------------
                Charles C. McCobb, Jr., Vice
                President, and Chief Financial Officer
                ----------------------------------
Date:           September 7, 2004
                ----------------------------------